Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.3%
Belgium — 1.4%
Anheuser-Busch InBev N.V.	35,358	$1,903,702
Brazil — 4.0%
Ambev S.A., ADR	226,526	511,949
B3 S.A. - Brasil Bolsa Balcao	68,135	668,744
Lojas Renner S.A.	327,724	2,318,502
Notre Dame Intermedica Participacoes S.A.	122,141	1,417,392
XP, Inc., Class A*	8,467	352,989
		5,269,576
China — 30.7%
Alibaba Group Holding Ltd., ADR*	37,515	11,028,660
Autohome, Inc., ADR	20,557	1,973,472
Baozun, Inc., ADR*	36,974	1,201,285
Beijing Sinnet Technology Co., Ltd., Class A	374,896	1,236,636
ENN Energy Holdings Ltd.	187,694	2,059,614
NetEase, Inc.	70,582	1,267,262
NetEase, Inc., ADR	4,054	1,843,232
Shenzhou International Group Holdings Ltd.	80,121	1,364,372
Sunny Optical Technology Group Co., Ltd.	113,007	1,755,261
Tencent Holdings Ltd.	132,059	8,919,713
Tencent Music Entertainment Group, ADR*	151,266	2,234,199
Wuliangye Yibin Co., Ltd., Class A	22,000	717,250
Yum China Holdings, Inc.	72,594	3,843,852
Yum China Holdings, Inc.	11,864	609,270
		40,054,078
Hong Kong — 6.7%
Budweiser Brewing Co., APAC, Ltd.	768,893	2,248,890
Hong Kong Exchanges & Clearing Ltd.	41,271	1,942,770
MTR Corp., Ltd.	247,096	1,226,315
Techtronic Industries Co., Ltd.	178,449	2,372,605
Vitasoy International Holdings Ltd.	235,287	917,497
		8,708,077
India — 14.2%
Asian Paints Ltd.	55,957	1,507,735
Eicher Motors Ltd.	53,542	1,598,568
HCL Technologies Ltd.	425,791	4,694,391
HDFC Bank Ltd.*	84,792	1,244,731
HDFC Bank Ltd., ADR*	10,811	540,118
Housing Development Finance Corp. Ltd.	90,790	2,151,968
Kotak Mahindra Bank Ltd.*	121,261	2,093,683
Tata Consultancy Services Ltd.	140,270	4,745,675
		18,576,869
Indonesia — 3.0%
Bank Central Asia Tbk PT	714,752	1,304,712
	Number of Shares	Value†

Indonesia — (continued)
Bank Rakyat Indonesia Persero Tbk PT	5,307,618	$1,088,881
Telekomunikasi Indonesia Persero Tbk PT	8,777,438	1,515,546
		3,909,139
Malaysia — 0.9%
Public Bank Bhd	304,500	1,151,669
Mexico — 2.4%
Fomento Economico Mexicano S.A.B. de C.V., ADR	34,823	1,956,704
Wal-Mart de Mexico S.A.B. de C.V.	469,949	1,124,528
		3,081,232
Netherlands — 3.1%
Heineken N.V.	46,221	4,114,931
Poland — 0.4%
Bank Polska Kasa Opieki S.A.*	42,429	552,689
Russia — 1.1%
Yandex N.V., Class A*	22,557	1,471,844
Singapore — 1.6%
United Overseas Bank Ltd.	145,300	2,046,869
South Africa — 2.9%
Naspers Ltd.	21,396	3,779,045
South Korea — 8.8%
LG Household & Health Care Ltd.	1,746	2,154,660
NAVER Corp.	10,746	2,730,786
NCSoft Corp.	2,107	1,452,004
SK Hynix, Inc.	71,218	5,105,103
		11,442,553
Taiwan — 10.1%
Largan Precision Co., Ltd.	13,049	1,528,162
Taiwan Semiconductor Manufacturing Co., Ltd.	637,173	9,585,681
Win Semiconductors Corp.	204,650	2,040,605
		13,154,448
Thailand — 2.1%
CP ALL PCL*	1,028,800	1,961,203
Kasikornbank PCL	326,100	793,830
		2,755,033
United Kingdom — 3.9%
Unilever N.V.	83,865	5,092,930
TOTAL COMMON STOCKS (Cost $102,661,228)		127,064,684

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†

WARRANTS — 2.3%
China — 1.8%
UBS Wuliangye Yibin Co. Ltd., expiration date 06/05/21*	71,200	$2,321,281
Vietnam — 0.5%
Vietnam Dairy Products JSC, expiration date 02/17/21*	151,740	713,178
TOTAL WARRANTS (Cost $1,947,045)		3,034,459

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $2,761,667)	2,761,667	2,761,667
TOTAL INVESTMENTS — 101.7% (Cost $107,369,940)		$132,860,810
Other Assets & Liabilities — (1.7)%		(2,226,186)
TOTAL NET ASSETS — 100.0%		$130,634,624

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PCL— Public Company Limited.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	1.1%	$1,364,372
Auto Manufacturers	1.3	1,598,567
Banks	8.5	10,817,182
Beverages	9.7	12,370,922
Chemicals	1.2	1,507,735
Computers	3.7	4,745,675
Cosmetics & Personal Care	5.7	7,247,591
Diversified Financial Services	4.0	5,116,471
Gas	1.6	2,059,614
Hand & Machine Tools	1.9	2,372,606
Healthcare Services	1.1	1,417,391
Internet	27.4	34,791,008
Miscellaneous Manufacturing	2.6	3,283,424
Retail	7.7	9,857,355
Semiconductors	13.2	16,731,388
Software	7.1	9,041,522
Telecommunications	1.2	1,515,546
Transportation	1.0	1,226,315
	100.0%	$127,064,684
2